CONTRACTUAL TRANSMISSION ASSETS	12 Months Ended
Dec. 31, 2023
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS

NOTE 16 - CONTRACTUAL TRANSMISSION ASSETS

The Company registers the asset arising from the construction of the transmission projects, within the scope of the concession contracts, under the item Transmission Contractual Assets. The movement of these assets, in the years ended December 31, 2023 and 2022, is shown in the table below:

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance on December 31, 2022	24,763,617	18,860,799	10,773,184	6,654,610	61,052,210
Additions resulting from acquisitions	1,049,923	—	—	—	1,049,923
Construction revenue	1,249,585	709,311	642,678	359,218	2,960,792
Financial income	2,931,600	2,201,144	1,271,975	731,361	7,136,080
Regulatory remeasurements - Transmission	—	184	(350)	(11,978)	(12,144)
Transfers	—	—	—	(21,778)	(21,778)
Amortization	(4,822,141)	(3,313,874)	(1,797,801)	(1,018,929)	(10,952,745)
Balance on December 31, 2023	25,172,584	18,457,564	10,889,686	6,692,504	61,212,338

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance on December 31, 2021	24,494,418	18,128,156	10,607,255	6,285,139	59,514,968
Construction revenue	480,112	605,344	143,735	265,116	1,494,307
Financial income	3,252,503	2,403,532	1,399,382	845,839	7,901,256
Regulatory remeasurements - Transmission	19,874	228,155	21,890	95,259	365,178
Transfers	—	—	—	20,762	20,762
Amortization	(3,483,290)	(2,504,388)	(1,399,078)	(857,505)	(8,244,261)
Balance on December 31, 2022	24,763,617	18,860,799	10,773,184	6,654,610	61,052,210

The Company uses as a construction margin of the concession contracts, which added to the construction cost, forms the construction revenue, the weighted average cost of capital - WACC of Eletrobras, of the year of the start of each contract. Annually, the Company compares the asset balance of each contract with the expected flow of future Permitted Annual Revenues (RAPs), considering the discount rate of each contract. Both positive and negative impacts are recorded in construction revenue.

The remuneration rates used (Financial revenue), established at the beginning of each project, are approximately 8.08% per year for renewed contracts, and 7.51% for bidders.

ANEEL postponed to July 2024 complete approval of the tariff review related to RAP, resulting from the review, of concession agreements no. 057/2001, 058/2001, 061/2001 and 062/2001.

Of the current balance of the contractual assets relating to transmission, R$31,803,983 correspond to the right to the consideration originated by the non-depreciated infrastructure of RBSE – Basic Network of the Existing System, upon the renewals of the concessions in 2012, pursuant to Law No. 12,783/2013.

In April 2023, ANEEL issued Technical Note no. 085/2023, which deals with the manifestations about the calculations presented within the scope of payment of the financial component of RBSE in Technical Note no. 085/2022-SGT/ANEEL, of June 2022, that revised requests for reconsideration made within the scope of payment of the financial component and reprofiling of RBSE.

The issue of Technical Note no. 085/2023 does not configure a decision by ANEEL, thus not producing practical effects, as it depends on suitable procedural instruction to merit such, that involves choices of alternatives of calculations, to be analyzed by the whole Board of the Agency. The Company continues to monitor the effects of the aformentioned technical note and at the moment the assumptions, methodologies and calculations considered so far remain in force.

Accounting Policy

The Company’s transmission assets are treated within the scope of IFRS 15 – Revenue from Contract with Customer (“IFRS15”). Following IFRS 15, the entity’s right to consideration arising from completed performance obligations, whose effective right of receipt is conditioned to the fulfillment of other contractual obligations, shall be classified as a contract asset, which the Company identifies as Contractual Assets, in the balance sheet.

In order to develop the activities of construction of the transmission infrastructure and operate and maintain it – O&M, within the scope of the electric power transmission concession contracts, the Company is remunerated by the Permitted Annual Revenue – RAP, and by the residual values corresponding to the undepreciated balance of the transmission projects at the end of the concession, calculated by ANEEL, when contractually provided.

As the construction of the transmission project develops, the Company recognizes the contractual revenue as an asset in return for the construction revenue, the values of the RAPs related to the transmission project construction and the residual balance, when contractually provided, proportionate to the execution of the project. The contractual asset of the transmission corresponds, therefore, to the values of the RAPs, related to the construction, and the residual balance, when contractually provided, which will be received in the future, brought to present value, in proportion to the execution of the project.

The contractual asset is updated monthly by the implicit interest, based on the discount rate of each contract, and by the monetary restatement (IPCA or IGPM), according to the adjustments of the RAPs.

The Annual Allowable Revenues – RAPs of the concession contracts are reviewed every five years, in the Periodic Tariff Review process of ANEEL – RTP, which mainly analyzes the structure of investments made and the rate of capital remuneration, usually resulting in changes in the values of future RAPs. After the publication of RTP’s results by ANEEL, the Company remeasures the flow of future receipts related to the construction of the transmission projects, and, as a result, the balance of the contractual asset is adjusted to consider the new flow of receivables. The difference between the balance of the contractual asset before the RTP and the balance of the contractual asset after the RTP is recorded in the result of the period, under Regulatory Remeasurements – Transmission Agreements.

The effective right to receive cash flows (RAPs) related to construction is subject to the satisfaction of another contractual performance obligation, that of operating and maintaining the infrastructure, so the amortization of the contractual asset (reclassification to accounts receivable from customers) takes place as the Company meets the monthly obligations to operate and maintain the infrastructure. This occurs in the period between the completion of the implementation of the transmission project and the end of the concession.

As the obligation to operate and maintain the infrastructure has been met, the Company recognizes, under accounts receivable from customers, in return for operating and maintenance revenue – O&M, the values of the RAPs related to the operation and maintenance of the transmission projects. Direct recognition in accounts receivable from customers, without transit in the contractual asset, is possible, since the right to receive RAP, originated by the execution of the operation and maintenance activity, does not depend on the fulfillment of other obligations.

Estimates and critical judgements

The profit margins, that form the revenues from construction and from O&M, are constituted at the weighted average cost of capital - WACC of the Company, for the risk of delays in the construction, for the regulatory penalties due to the lack of availability of electrical power transmission lines and in the identification of the remuneration rates.

The Company, on the basis of the projected construction and operation and maintenance costs, plus the profit margins for those activities, segregates the RAP stipulated in the concession contract (Transmission auction), in two parts: (i) the portion of the RAP destined for remuneration of the construction activity and (ii) the portion of the RAP destined for remuneration of the Operation and Maintenance activity – O&M.

The discount rate (implicit) of each concession contract represents the index that balances the projected financial flow, formed by the projected construction and operation and maintenance costs, by the construction and operation and maintenance margins, by the projected flows of RAP and by the projected residual value, when applicable.

The measurement of these assets is based on significant judgment for the determination of the remuneration rate that represents the financial component embedded in the future cash flows to be received, projected profit margins for the performance obligations, the Permitted Annual Revenue - RAP in the contracts, the expected amount of investments and costs to be made in the concession contracts.